UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Market Neutral Fund

(Investor Class: ZMNVX)

(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

NOVEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedules of Investments	9
Statements of Assets and Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	39
Statement of Cash Flows	43
Financial Highlights	44
Notes to Financial Statements	51
Report of Independent Registered Public Accounting Firm	63
Supplemental Information	64
Expense Examples	73

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2019:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund

The Zacks All-Cap Core Fund Institutional Class returned 15.07% for the one year period ending November 30, 2019, underperforming the Russell 3000 which returned 15.49% for the same period.

Over the course of 2019, the Technology sector outperformed all other sectors in the Russell 3000 Index. The weakest performer was the Energy sector, which finished the year up just +9.61%. The All-Cap Core Strategy over-weighted Information Technology and under-weighted Energy. These allocation decisions added to our relative performance.

Our stock selection in All-Cap Core also generated positive results across several sectors, notably in Financials, Consumer Discretionary, Consumer Staples and Healthcare.

Market Neutral Fund

The Zacks Market Neutral Fund Institutional Class returned -3.17%, for the one year period ending November 30, 2019, underperforming its benchmark, the FTSE 3-Month T-Bill, which returned 2.31%.

The goal of the Market Neutral strategy is to manage risk and control volatility, and a strong up-year like 2019 is expected to produce few gains for the strategy. However, as the bull market ages and more uncertainties grow, the Market Neutral Strategy could offer investors balance and a possible hedge against sudden market downturns.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Fund Institutional Class returned 7.78% for the one year period ending November 30, 2019, outperforming its benchmark, the Russell 2000 Index, which returned 7.51%.

Over the course of the fourth quarter, small-cap stocks outperformed mid-cap and large-cap stocks. Investor expectations of easier monetary policy (for longer) and reduced trade headwinds led to pricing-in a potential economic acceleration, which favored smaller-cap stocks. In the small-cap space, Technology, Healthcare and Materials outperformed. Utilities and Financials underperformed. Our underweight to Healthcare and Materials hurt relative performance, but our overweight to Technology and our underweight to Financials helped relative performance.

If the U.S. and global economy find a way to accelerate in the New Year then growth-sensitive small-cap stocks could continue to see strong gains.

Zacks Dividend Fund

The Zacks Dividend Fund Institutional Class returned 12.04% for the one year period ending November 2019, outperforming its benchmark, the Russell 1000 Value Index, which returned 11.33%.

Overall, growth outperformed value in a quarter that saw modest economic growth, falling interest rates, and an apparent “Phase 1” resolution of the US-China trade dispute. In the ‘large value’ space, Technology, Healthcare, and Financials stocks outperformed in Q4. Utilities and Consumer Staples underperformed. With regards to the Zacks Dividend Strategy, our overweight to Technology and Healthcare, along with our underweight to Utilities, helped relative performance. Our overweight to Consumer Staples hurt relative performance.

Should accommodative monetary policy and further resolution in the trade talks in the new year lead to an acceleration in economic and corporate profit growth, the Zacks Dividend Strategy is well positioned for the upcoming year, in our view.

Finally, due to the tax-advantaged nature of dividend payments – as well as a more attractive yield of 3.21% in Q4 2019 versus the 10-year US Treasury yield of 1.92% (as of December 31), we believe the Dividend Strategy remains well-suited for investors seeking moderate growth and income.

Conclusion

It is amazing to think how much has taken place in the last decade. The first iPhone didn’t hit the market until 2007, but it took a few years for it to become mainstream. Today, nearly everyone walks around with a supercomputer in their pockets.

Britain decided to leave the European Union after nearly 50 years as a member. U.S. unemployment dropped to near-record lows at 3.5%. Interest rates fell to zero and remain historically low across the world, with central banks still holding accommodative stances. Facebook became more valuable than General Electric, AT&T and Citigroup combined. The U.S. became the world’s No. 1 energy producer. The S&P 500 has repeatedly hit new all-time highs in this, the longest bull market and economic expansion in history. Remarkably, the 10-year Treasury yield fell from just under 3% to just under 2% over the last 10 years.14

11 years in the bull market has still somehow not resulted in the type of investor euphoria that tends to push valuations into bubbles, in my view. In fact, from 2008 to 2019, equity market participation in the U.S. has declined from 62% to 55%. We are not seeing the type of blind optimism and risk-taking that generally signals market tops. I think some complacency is starting to build in the markets, but by-and-large investors remain skittish as the market continues to reach new highs, signaling that the bull market has more room to run.

Sincerely,

Mitchell Zacks

Portfolio Manager

Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risk Disclosure

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments.

Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Zacks All-Cap Core Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares with a similar investment in the Russell 3000 Index during the periods shown. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2019	1 Year	5 Years	10 Years
Institutional Class[1]	15.07%	9.39%	11.72%
Russell 3000 Index	15.49%	10.61%	13.41%

¹	Performance for periods prior to April 16, 2018, reflect performance of the Investor Class, which were re-designated as Institutional Class shares on April 16, 2018. The Investor Class shares were subject to a distribution fee pursuant to a Rule 12b-1 Plan and therefore had a higher expense ratio than the Institutional Class. The distribution fee is reflected in the Fund’s performance for periods prior to April 16, 2018. Prior to October 31, 2016, the Investor Class shares of the Fund were designated as Class A shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Institutional Class shares were 1.36% and 1.00%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2019. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets for Institutional Class shares of the Fund. This agreement is in effect until March 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Market Neutral Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the FTSE 3 Month T-Bill Index during the periods shown. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The FTSE 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months. As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2019	1 Year	5 Years	10 Years
Investor Class[1]	-3.30%	0.27%	0.16%
Institutional Class[1]	-3.17%	0.14%	-0.28%
FTSE 3 Month T-Bill Index	2.31%	1.02%	0.55%

[1]	Prior to October 31, 2016, Investor Class Shares were designated as Class A Shares, which were subject to a 5.75% sales charge that is not reflected in the total return figures. Prior to October 31, 2016, Institutional Class Shares were designated as Class C Shares, which were subject to a distribution fee pursuant to a Rule 12b-1 Plan and a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase. The CDSC is not reflected in the total return figures. The distribution fee is reflected in the Institutional Class Shares’ returns for periods prior to October 31, 2016.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 4.33% and 3.19%, respectively, and for Institutional Class shares were 4.08% and 2.94%, respectively, which were the amounts stated in the current prospectus dated April 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 1.40% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Zacks Market Neutral Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class	7.55%	8.50%	11.22%	06/30/11
Institutional Class[1]	7.78%	8.80%	11.51%	02/28/14
Russell 2000 Index	7.51%	8.22%	9.85%	06/30/11

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.49% and 1.39%, respectively, and for Institutional Class shares were 1.24% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class	11.71%	8.42%	9.79%	01/31/14
Institutional Class[1]	12.04%	8.69%	10.06%	01/31/17
Russell 1000 Value Index	11.33%	7.83%	9.58%	01/31/14

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.58% and 1.30%, respectively, and for the Institutional Class shares were 1.33% and 1.05%, respectively, which were the amounts stated in the current prospectus dated April 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BASIC MATERIALS — 2.3%
2,902	Carpenter Technology Corp.	$152,558
3,753	Celanese Corp.	471,264
6,858	International Paper Co.[1]	317,800
		941,622
	COMMUNICATIONS — 13.5%
485	Alphabet, Inc. - Class A*	632,484
162	Alphabet, Inc. - Class C*,[1]	211,404
500	Amazon.com, Inc.*	900,400
14,438	AT&T, Inc.[1]	539,692
14,043	Ciena Corp.*	533,072
15,010	Cisco Systems, Inc.	680,103
5,208	eBay, Inc.	184,988
1,058	Facebook, Inc. - Class A*	213,335
4,146	Nice Ltd. - ADR*,1,2	628,078
3,635	T-Mobile US, Inc.*,1	285,529
1,167	VeriSign, Inc.*	222,594
3,606	Walt Disney Co.	546,597
		5,578,276
	CONSUMER, CYCLICAL — 8.4%
5,629	Best Buy Co., Inc.[1]	453,922
1,495	Churchill Downs, Inc.[1]	194,365
1,897	Darden Restaurants, Inc.[1]	224,681
4,347	Herman Miller, Inc.	207,700
3,211	Home Depot, Inc.	708,058
4,163	MDC Holdings, Inc.[1]	164,730
3,445	NIKE, Inc. - Class B	322,073
7,329	PulteGroup, Inc.[1]	290,595
6,215	Starbucks Corp.	530,947
704	Vail Resorts, Inc.[1]	170,840
1,917	Walmart, Inc.[1]	228,295
		3,496,206
	CONSUMER, NON-CYCLICAL — 23.7%
2,668	Amedisys, Inc.*	434,777
2,111	Amgen, Inc.	495,494
3,464	Baxter International, Inc.	283,944

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,650	Biogen, Inc.*	$494,686
1,196	Cintas Corp.	307,444
3,534	Colgate-Palmolive Co.	239,676
3,280	CVS Health Corp.	246,886
2,639	Danaher Corp.	385,241
1,319	Edwards Lifesciences Corp.*	323,076
2,199	Euronet Worldwide, Inc.*	345,661
997	FleetCor Technologies, Inc.*,1	305,999
4,046	Hershey Co.1	599,455
2,726	Johnson & Johnson	374,798
1,730	Laboratory Corp. of America Holdings*	298,062
3,020	ManpowerGroup, Inc.	279,773
10,202	Merck & Co., Inc.	889,410
1,258	Molina Healthcare, Inc.*	170,459
1,416	Moody's Corp.[1]	320,965
5,922	PepsiCo, Inc.	804,385
4,456	Pfizer, Inc.	171,645
6,309	Procter & Gamble Co.	770,077
7,652	Sabre Corp.	171,634
1,466	Stryker Corp.[1]	300,325
1,935	UnitedHealth Group, Inc.	541,548
1,102	Vertex Pharmaceuticals, Inc.*	244,369
		9,799,789
	ENERGY — 3.4%
5,541	Chevron Corp.	649,017
3,196	Diamondback Energy, Inc.	247,179
8,854	Royal Dutch Shell PLC - Class B - ADR[1,2]	510,079
		1,406,275
	FINANCIAL — 17.0%
7,271	American Express Co.	873,393
2,627	Ameriprise Financial, Inc.	430,486
1,349	Assurant, Inc.[1]	179,242
24,949	Bank of America Corp.[1]	831,301
428	BlackRock, Inc.	211,821
2,551	Crown Castle International Corp. - REIT	340,967
762	EPR Properties - REIT	54,041

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,502	Equity LifeStyle Properties, Inc. - REIT	$185,348
4,023	Gaming and Leisure Properties, Inc. - REIT[1]	169,771
10,826	Hartford Financial Services Group, Inc.	669,696
2,521	JPMorgan Chase & Co.	332,167
10,520	KeyCorp[1]	203,983
4,544	Marsh & McLennan Cos., Inc.[1]	491,070
8,297	MetLife, Inc.	414,103
1,804	Mid-America Apartment Communities, Inc. - REIT[1]	245,542
7,974	Service Properties Trust - REIT	185,714
1,034	Simon Property Group, Inc. - REIT[1]	156,351
6,614	State Street Corp.[1]	496,711
2,855	Travelers Cos., Inc.	390,336
2,966	Western Alliance Bancorp	154,707
		7,016,750
	INDUSTRIAL — 9.3%
3,401	Caterpillar, Inc.[1]	492,227
2,259	FedEx Corp.	361,553
2,932	Honeywell International, Inc.	523,509
1,680	Lockheed Martin Corp.[1]	656,930
3,049	Raytheon Co.	662,914
4,500	Republic Services, Inc.	398,925
2,546	Tetra Tech, Inc.	224,786
2,097	Trimble, Inc.*	84,991
2,140	Woodward, Inc.	249,931
2,726	Xylem, Inc.[1]	211,292
		3,867,058
	TECHNOLOGY — 17.6%
3,503	Accenture PLC - Class A2	704,663
2,001	ANSYS, Inc.*,1	509,635
3,505	Apple, Inc.	936,711
1,366	CACI International, Inc. - Class A*	326,911
3,606	Cadence Design Systems, Inc.*	253,322
9,106	Fortinet, Inc.*	957,132
12,680	Intel Corp.[1]	736,074
938	Intuit, Inc.	242,839
2,375	Manhattan Associates, Inc.*,1	198,336

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,649	Micron Technology, Inc.*	$410,914
7,505	Microsoft Corp.	1,136,107
1,180	NVIDIA Corp.[1]	255,753
2,598	Skyworks Solutions, Inc.[1]	255,383
2,551	Synopsys, Inc.*	359,793
		7,283,573
	UTILITIES — 4.5%
4,990	American Electric Power Co., Inc.[1]	455,837
3,371	American States Water Co.[1]	287,513
7,621	California Water Service Group[1]	391,719
10,056	CenterPoint Energy, Inc.	246,975
4,632	Hawaiian Electric Industries, Inc.[1]	202,279
4,603	Southern Co.[1]	285,340
		1,869,663
	TOTAL COMMON STOCKS
	(Cost $30,587,577)	41,259,212
	SHORT-TERM INVESTMENTS — 22.9%

Units
COLLATERAL FOR SECURITIES LOANED — 22.6%
9,357,516	Securities Lending Fund II, LLC [3]	9,357,516

Principal Amount
$100,981	UMB Money Market Fiduciary, 0.25% [4]	100,981
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,458,497)	9,458,497
	TOTAL INVESTMENTS — 122.6%
	(Cost $40,046,074)	50,717,709
	Liabilities in Excess of Other Assets — (22.6)%	(9,336,264)
	TOTAL NET ASSETS — 100.0%	$41,381,445

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,160,688 at November 30, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.7%
Technology	17.6%
Financial	17.0%
Communications	13.5%
Industrial	9.3%
Consumer, Cyclical	8.4%
Utilities	4.5%
Energy	3.4%
Basic Materials	2.3%
Total Common Stocks	99.7%
Short-Term Investments	22.9%
Total Investments	122.6%
Liabilities in Excess of Other Assets	(22.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 77.2%
	BASIC MATERIALS — 0.4%
262	Royal Gold, Inc.[1]	$30,725
	COMMUNICATIONS — 5.8%
3,137	1-800-Flowers.com, Inc. - Class A*	42,255
830	AMC Networks, Inc. - Class A*,1	31,897
320	CDW Corp.[2]	43,216
3,301	ChannelAdvisor Corp.*	31,327
8,406	Houghton Mifflin Harcourt Co.*	49,343
2,333	Intelsat S.A.*,2,3	14,185
2,359	PC-Tel, Inc.*	20,335
4,438	Sohu.com Ltd. - ADR*,3	45,445
577	Stamps.com, Inc.*	50,343
1,757	Telephone & Data Systems, Inc.	41,658
1,223	Viacom, Inc. - Class B1	29,438
		399,442
	CONSUMER, CYCLICAL — 8.3%
3,954	AMC Entertainment Holdings, Inc. - Class A1	32,344
1,132	American Airlines Group, Inc.[1]	32,534
4,484	Bed Bath & Beyond, Inc.[1]	65,377
821	Brinker International, Inc.[1]	36,781
1,715	Core-Mark Holding Co., Inc.[1]	46,219
5,423	EZCORP, Inc. - Class A*	27,766
3,263	Manchester United PLC - Class A3	60,300
1,118	PulteGroup, Inc.[1]	44,329
2,499	Signet Jewelers Ltd.[1,3]	45,906
2,859	Veritiv Corp.*	52,434
4,654	Vista Outdoor, Inc.*,1	38,535
120	W.W. Grainger, Inc.	38,034
1,145	World Fuel Services Corp.[2]	48,548
		569,107
	CONSUMER, NON-CYCLICAL — 16.1%
2,977	AngioDynamics, Inc.*	45,757
183	Anthem, Inc.[1]	52,825
1,751	Avis Budget Group, Inc.*,1	52,092
6,179	Brookdale Senior Living, Inc.*	44,118
982	Cardinal Health, Inc.[1]	54,039
2,908	Career Education Corp.*	48,505

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
626	Colliers International Group, Inc.[3]	$45,203
4,577	Cross Country Healthcare, Inc.*	55,244
6,878	Dean Foods Co.	713
172	Humana, Inc.	58,692
8,648	ImmunoGen, Inc.*	31,219
749	Ingles Markets, Inc. - Class A1	33,286
414	Insperity, Inc.	32,197
2,670	Invacare Corp.[1]	23,309
557	ManpowerGroup, Inc.[2]	51,601
1,084	Nielsen Holdings PLC[3]	21,192
610	Rent-A-Center, Inc.[1]	15,878
759	Robert Half International, Inc.[2]	44,174
7,626	Seres Therapeutics, Inc.*,2	30,123
1,229	Service Corp. International[2]	54,101
1,666	Simply Good Foods Co.*	46,032
1,305	SP Plus Corp.*	57,224
3,281	SpartanNash Co.[1]	46,459
600	Sysco Corp.2	48,330
556	TriNet Group, Inc.*	30,441
1,764	TrueBlue, Inc.*,2	41,119
3,032	Voyager Therapeutics, Inc.*,1	41,356
		1,105,229
	ENERGY — 4.2%
602	Arch Coal, Inc. - Class A1	44,614
2,654	Cabot Oil & Gas Corp.[2]	42,305
2,595	Cenovus Energy, Inc.[1,3]	23,070
389	ConocoPhillips[2]	23,317
4,789	Crescent Point Energy Corp.[3]	16,761
3,538	Exterran Corp.*	19,034
1,781	Imperial Oil Ltd.[2,3]	44,828
3,183	Marathon Oil Corp.	37,082
1,282	Suncor Energy, Inc.[3]	40,255
		291,266
	FINANCIAL — 20.9%
279	Ameriprise Financial, Inc.	45,720
999	Bank of America Corp.[1]	33,287

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
758	Bank of Montreal[1,3]	$58,328
766	Bank of Nova Scotia[1,3]	42,988
4,288	China Life Insurance Co., Ltd. - ADR[3]	54,029
644	Citigroup, Inc.	48,377
4,258	Credit Suisse Group A.G. - ADR*,3	55,737
577	Evercore, Inc. - Class A1	44,648
698	First American Financial Corp.[2]	44,407
592	FirstService Corp.[1,3]	56,767
1,135	Flagstar Bancorp, Inc.	42,290
2,591	Hersha Hospitality Trust - REIT	36,740
1,934	Hilltop Holdings, Inc.	47,634
2,715	Host Hotels & Resorts, Inc. - REIT[2]	47,485
265	Jones Lang LaSalle, Inc.	44,078
1,191	Legg Mason, Inc.[2]	46,544
786	Lincoln National Corp.	46,413
1,491	Manulife Financial Corp.[3]	29,343
899	MetLife, Inc.	44,869
1,575	Navient Corp.[1]	22,601
5,555	New Senior Investment Group, Inc. - REIT[1]	43,607
1,241	OneMain Holdings, Inc.	53,475
1,736	Outfront Media, Inc. - REIT	43,365
3,716	Paramount Group, Inc. - REIT	50,500
2,310	Piedmont Office Realty Trust, Inc. - Class A - REIT	51,097
568	Prudential Financial, Inc.[1]	53,176
186	Public Storage - REIT	39,187
319	Raymond James Financial, Inc.	28,653
654	Ryman Hospitality Properties, Inc. - REIT	58,356
2,159	Solar Capital Ltd.	44,799
549	UDR, Inc. - REIT[1]	26,380
1,963	Western Union Co.[1]	52,766
		1,437,646
	INDUSTRIAL — 10.0%
803	AECOM*,1	34,794
1,511	ArcBest Corp.[2]	43,487
2,233	Builders FirstSource, Inc.*	56,741
600	C.H. Robinson Worldwide, Inc.[2]	46,110

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,675	Covanta Holding Corp.[1]	$39,349
6,899	FreightCar America, Inc.*,[1]	13,384
1,357	KBR, Inc.	40,398
408	Landstar System, Inc.1	45,455
2,165	LB Foster Co. - Class A*,[2]	41,005
357	MasTec, Inc.*,[1]	23,683
1,431	Mueller Industries, Inc.[1]	44,919
159	OSI Systems, Inc.*	15,819
2,418	Seaspan Corp.3	28,411
442	Tech Data Corp.*	64,041
474	TopBuild Corp.*	52,273
297	Valmont Industries, Inc.[1]	42,513
653	XPO Logistics, Inc.*,[1]	53,997
		686,379
	TECHNOLOGY — 7.2%
2,216	American Software, Inc. - Class A1	35,035
127	ANSYS, Inc.*,[2]	32,346
993	Benefitfocus, Inc.*,[1]	23,812
816	Cirrus Logic, Inc.*	58,507
3,486	Diebold Nixdorf, Inc.*	25,343
3,110	Glu Mobile, Inc.*,[1]	17,198
503	j2 Global, Inc.[1]	48,801
570	Manhattan Associates, Inc.*,[1]	47,601
1,304	Progress Software Corp.[2]	54,781
2,613	SecureWorks Corp. - Class A*	29,631
411	Silicon Laboratories, Inc.*	43,537
2,623	SolarWinds Corp.*,[1]	50,729
5,555	Synchronoss Technologies, Inc.*	25,220
		492,541
	UTILITIES — 4.3%
1,897	Atlantica Yield PLC[2,3]	49,170
345	DTE Energy Co.[1]	43,104
969	Exelon Corp.[1]	43,024
319	IDACORP, Inc.	33,511
1,285	NRG Energy, Inc.	51,053
288	Portland General Electric Co.	15,987

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
5,253	Spark Energy, Inc. - Class A1	$57,940
		293,789
	TOTAL COMMON STOCKS
	(Cost $5,667,905)	5,306,124
	RIGHTS — 0.0%[4]
1,119	A Schulman, Inc.*,5,6	585
	TOTAL RIGHTS
	(Cost $0)	585
	SHORT-TERM INVESTMENTS — 23.1%

Units
	COLLATERAL FOR SECURITIES LOANED — 23.1%
1,592,758	Securities Lending Fund II, LLC7	1,592,758
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,592,758)	1,592,758
	TOTAL INVESTMENTS — 100.3%
	(Cost $7,260,663)	6,899,467
	Liabilities in Excess of Other Assets — (0.3)%	(22,906)
	TOTAL NET ASSETS — 100.0%	$6,876,561

Number of Shares
	SECURITIES SOLD SHORT — 77.5%
	COMMON STOCKS — 77.1%
	BASIC MATERIALS — 2.8%
(2,572)	Commercial Metals Co.	(54,938)
(2,615)	Contura Energy, Inc.*	(17,442)
(-)[8]	DuPont de Nemours, Inc.	(21)
(345)	Minerals Technologies, Inc.	(18,630)
(944)	Nutrien Ltd.3	(44,765)
(1,305)	Seabridge Gold, Inc.*,3	(16,939)
(2,921)	Universal Stainless & Alloy Products, Inc.*	(40,456)
		(193,191)
	COMMUNICATIONS — 6.2%
(3,914)	ANGI Homeservices, Inc.*	(30,333)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 77.1% (Continued)
	COMMUNICATIONS (Continued)
(110)	Facebook, Inc. - Class A*	$(22,180)
(599)	GCI Liberty, Inc.*	(42,523)
(946)	GDS Holdings Ltd. - ADR*,3	(44,292)
(289)	Liberty Broadband Corp. - Class C*	(34,533)
(933)	LINE Corp. - ADR*,[3]	(43,758)
(696)	LogMeIn, Inc.	(54,274)
(62)	MercadoLibre, Inc.*	(35,996)
(843)	SINA Corp./China*,3	(29,412)
(756)	Verizon Communications, Inc.	(45,541)
(933)	Weibo Corp. - ADR*,3	(39,942)
		(422,784)
	CONSUMER, CYCLICAL — 11.8%
(286)	Advance Auto Parts, Inc.	(44,925)
(6,115)	Century Casinos, Inc.*	(49,531)
(1,147)	Conn's, Inc.*	(25,154)
(834)	Dolby Laboratories, Inc. - Class A	(57,446)
(3,414)	Everi Holdings, Inc.*	(45,987)
(494)	FirstCash, Inc.	(39,935)
(360)	Five Below, Inc.*	(44,536)
(2,601)	Forestar Group, Inc.*	(53,060)
(1,784)	G-III Apparel Group Ltd.*	(52,806)
(673)	Grubhub, Inc.*	(29,020)
(2,082)	Lumber Liquidators Holdings, Inc.*	(18,551)
(1,320)	Macy's, Inc.	(20,222)
(172)	Madison Square Garden Co.*	(48,466)
(5,552)	Michaels Cos., Inc.*	(45,415)
(260)	Mohawk Industries, Inc.*	(36,236)
(5,793)	Playa Hotels & Resorts N.V.*,3	(45,649)
(396)	Shake Shack, Inc.*	(24,544)
(1,181)	Skyline Champion Corp.*	(39,186)
(358)	Tiffany & Co.	(47,900)
(558)	Wingstop, Inc.	(44,640)
		(813,209)
	CONSUMER, NON-CYCLICAL — 12.1%
(1,175)	ACADIA Pharmaceuticals, Inc.*	(53,216)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 77.1% (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,292)	Avanos Medical, Inc.*	$(44,781)
(2,127)	CAI International, Inc.*	(51,261)
(1,137)	Canopy Growth Corp.*,3	(21,137)
(58)	Chemed Corp.	(24,941)
(1,677)	Conagra Brands, Inc.	(48,415)
(1,522)	Craft Brew Alliance, Inc.*	(25,083)
(5,143)	Cronos Group, Inc.*,3	(35,229)
(2,112)	GP Strategies Corp.*	(26,822)
(382)	Guardant Health, Inc.*	(29,670)
(1,772)	Hain Celestial Group, Inc.*	(43,804)
(879)	Kraft Heinz Co.	(26,809)
(2,720)	Landec Corp.*	(31,171)
(1,108)	LiveRamp Holdings, Inc.*	(55,500)
(627)	Medicines Co.*	(52,793)
(1,630)	MEDNAX, Inc.*	(42,576)
(3,500)	R1 RCM, Inc.*	(45,115)
(324)	Sage Therapeutics, Inc.*	(50,145)
(321)	Sarepta Therapeutics, Inc.*	(36,109)
(310)	Universal Health Services, Inc. - Class B	(43,242)
(316)	Verisk Analytics, Inc.	(46,604)
		(834,423)
	ENERGY — 5.7%
(2,289)	Bonanza Creek Energy, Inc.*	(39,966)
(864)	Cheniere Energy, Inc.*	(52,306)
(952)	Delek U.S. Holdings, Inc.	(32,663)
(477)	Diamondback Energy, Inc.	(36,891)
(2,443)	Gulfport Energy Corp.*	(5,790)
(756)	ONEOK, Inc.	(53,714)
(1,704)	Pattern Energy Group, Inc. - Class A	(46,894)
(1,140)	Penn Virginia Corp.*	(27,531)
(1,098)	Talos Energy, Inc.*	(25,474)
(2,809)	TerraForm Power, Inc. - Class A	(43,568)
(6,321)	Whiting Petroleum Corp.*	(28,950)
		(393,747)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 77.1% (Continued)
	FINANCIAL — 17.9%
(1,154)	Ameris Bancorp	$(50,372)
(1,225)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(44,872)
(1,271)	Capital Southwest Corp.	(28,089)
(1,163)	CareTrust REIT, Inc. - REIT	(24,283)
(1,821)	Colony Credit Real Estate, Inc. - REIT	(24,128)
(2,811)	Cushman & Wakefield PLC*,[3]	(54,505)
(2,374)	CVB Financial Corp.	(50,709)
(594)	eHealth, Inc.*	(54,802)
(4,352)	FGL Holdings3	(39,734)
(6,351)	Five Point Holdings LLC - Class A*	(44,647)
(1,303)	German American Bancorp, Inc.	(43,911)
(1,471)	Healthcare Trust of America, Inc. - Class A - REIT	(44,645)
(882)	Independent Bank Group, Inc.	(50,830)
(1,024)	Interactive Brokers Group, Inc. - Class A	(49,582)
(1,539)	Invitation Homes, Inc. - REIT	(46,986)
(1,122)	Meta Financial Group, Inc.	(39,910)
(3,126)	MGIC Investment Corp.	(45,046)
(1,502)	MGM Growth Properties LLC - Class A - REIT	(46,547)
(1,996)	OceanFirst Financial Corp.	(47,864)
(1,732)	Pacific Premier Bancorp, Inc.	(55,493)
(1,256)	Pebblebrook Hotel Trust - REIT	(32,907)
(1,282)	ProAssurance Corp.	(48,203)
(870)	Regency Centers Corp. - REIT	(56,585)
(534)	RLI Corp.	(48,792)
(1,946)	Sabra Health Care REIT, Inc. - REIT	(43,357)
(1,520)	Southside Bancshares, Inc.	(53,367)
(1,210)	VICI Properties, Inc. - REIT	(29,923)
(346)	World Acceptance Corp.*	(32,867)
		(1,232,956)
	INDUSTRIAL — 9.8%
(885)	AAON, Inc.	(43,693)
(889)	Advanced Disposal Services, Inc.*	(29,293)
(824)	Advanced Energy Industries, Inc.*	(52,909)
(258)	Deere & Co.	(43,357)
(925)	Energizer Holdings, Inc.	(46,148)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 77.1% (Continued)
	INDUSTRIAL (Continued)
(599)	Exponent, Inc.	$(38,066)
(5,000)	Genco Shipping & Trading Ltd.[3]	(52,500)
(244)	Genesee & Wyoming, Inc. - Class A*	(27,194)
(2,313)	Golar LNG Ltd.[3]	(30,115)
(3,612)	GrafTech International Ltd.	(50,893)
(213)	J.B. Hunt Transport Services, Inc.	(24,627)
(1,452)	Knight-Swift Transportation Holdings, Inc.	(53,710)
(315)	Lindsay Corp.	(28,419)
(631)	Northwest Pipe Co.*	(21,662)
(275)	Proto Labs, Inc.*	(26,645)
(4,166)	Star Bulk Carriers Corp.[3]	(45,784)
(3,360)	WillScot Corp.*	(59,674)
		(674,689)
	TECHNOLOGY — 6.7%
(1,069)	Advanced Micro Devices, Inc.*	(41,851)
(1,349)	Altair Engineering, Inc. - Class A*	(44,746)
(1,318)	DXC Technology Co.	(49,201)
(426)	Fidelity National Information Services, Inc.	(58,889)
(1,154)	ForeScout Technologies, Inc.*	(41,348)
(371)	Guidewire Software, Inc.*	(45,199)
(2,950)	Pluralsight, Inc. - Class A*	(50,121)
(1,193)	Sea Ltd. - ADR*,3	(44,189)
(2,527)	SVMK, Inc.*	(43,136)
(2,346)	Yext, Inc.*	(40,492)
		(459,172)
	UTILITIES — 4.1%
(408)	Atmos Energy Corp.	(43,640)
(7,138)	Central Puerto S.A. - ADR[3]	(28,338)
(560)	Dominion Energy, Inc.	(46,541)
(857)	Evergy, Inc.	(54,210)
(651)	SJW Group	(46,104)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 77.1% (Continued)
	UTILITIES (Continued)
(1,350)	York Water Co.	$(59,845)
		(278,678)
	TOTAL COMMON STOCKS
	(Proceeds $ 5,279,375)	(5,302,849)
	EXCHANGE-TRADED FUNDS — 0.4%
(1,700)	TriplePoint Venture Growth BDC Corp.	(24,735)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $ 24,996)	(24,735)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $ 5,304,371)	$(5,327,584)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,548,133 at November 30, 2019.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security is denominated in U.S. Dollars.
[4]	Less than 0.1% of net assets.
[5]	Illiquid security. The total illiquid securities represent 0.01% of Net Assets. Total value of these securities is $585.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $585.
[7]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[8]	Amount represents less than 0.5 shares.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	20.9%
Consumer, Non-cyclical	16.1%
Industrial	10.0%
Consumer, Cyclical	8.3%
Technology	7.2%
Communications	5.8%
Utilities	4.3%
Energy	4.2%
Basic Materials	0.4%
Total Common Stocks	77.2%
Rights	0.0%
Short-Term Investments	23.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 2.0%
6,065	Ingevity Corp.*	$547,730
15,522	Innospec, Inc.[1]	1,527,365
		2,075,095
	COMMUNICATIONS — 1.5%
38,557	ChannelAdvisor Corp.*	365,906
54,000	NIC, Inc.	1,225,260
		1,591,166
	CONSUMER, CYCLICAL — 14.2%
10,853	Cannae Holdings, Inc.*	406,879
66,851	Clarus Corp.[1]	841,654
13,847	Columbia Sportswear Co.	1,280,847
9,614	Crocs, Inc.*	335,529
12,571	Douglas Dynamics, Inc.	680,217
60,000	Forestar Group, Inc.*	1,224,000
34,389	Green Brick Partners, Inc.*,1	392,378
29,016	H&E Equipment Services, Inc.	957,528
25,450	Installed Building Products, Inc.*	1,824,765
20,925	Knoll, Inc.	576,693
32,239	Lindblad Expeditions Holdings, Inc.*	499,705
40,007	M/I Homes, Inc.*,1	1,771,110
33,194	PC Connection, Inc.	1,637,128
5,917	SkyWest, Inc.	370,641
48,545	Steelcase, Inc. - Class A	879,635
5,138	UniFirst Corp.	1,059,713
		14,738,422
	CONSUMER, NON-CYCLICAL — 21.9%
8,362	Amedisys, Inc.*,1	1,362,672
89,887	Brookdale Senior Living, Inc.*	641,793
5,569	CRA International, Inc.	285,523
25,094	EVERTEC, Inc.[1,2]	813,547
9,560	FibroGen, Inc.*,1	405,057
16,448	Globus Medical, Inc. - Class A*,1	920,266
23,279	GlycoMimetics, Inc.*	136,881
6,024	Haemonetics Corp.*	726,494
13,837	Hanger, Inc.*,1	362,529

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
27,713	Herc Holdings, Inc.*,1	$1,295,860
19,054	HMS Holdings Corp.*	575,431
6,109	Huron Consulting Group, Inc.*,1	409,608
10,387	Integer Holdings Corp.*	787,854
12,445	Inter Parfums, Inc.[1]	877,248
103,930	Laureate Education, Inc. - Class A*,1	1,803,186
3,523	LHC Group, Inc.*	469,968
43,465	MeiraGTx Holdings plc*,2	837,571
12,385	Natera, Inc.*,1	451,929
7,262	Novocure Ltd.*,1,2	669,411
116,566	Oxford Immunotec Global PLC*,2	1,946,652
55,100	Pfenex, Inc.*	571,938
20,794	Select Medical Holdings Corp.*	459,755
82,829	Simply Good Foods Co.*	2,288,565
46,969	SP Plus Corp.*	2,059,591
58,630	Spectrum Pharmaceuticals, Inc.*	526,497
9,487	Syneos Health, Inc.*	520,931
36,041	Verrica Pharmaceuticals, Inc.*,1	543,138
		22,749,895
	ENERGY — 1.4%
53,995	Thermon Group Holdings, Inc.*	1,416,829
	FINANCIAL — 24.0%
33,929	BancFirst Corp.[1]	2,004,865
38,074	Essent Group Ltd.[1,2]	2,080,744
47,563	First BanCorp/Puerto Rico[1,2]	499,411
44,772	First Defiance Financial Corp.	1,349,876
12,263	First Mid Bancshares, Inc.[1]	428,960
23,444	First of Long Island Corp.	568,048
93,793	Global Medical REIT, Inc. - REIT[1]	1,305,599
34,313	Home Bancorp, Inc.	1,323,795
123,181	MGIC Investment Corp.[1]	1,775,038
54,203	New Senior Investment Group, Inc. - REIT	425,494
5,882	NMI Holdings, Inc. - Class A*	197,459
14,493	Office Properties Income Trust - REIT[1]	483,486
43,404	PennyMac Financial Services, Inc.[1]	1,489,191
47,240	PennyMac Mortgage Investment Trust - REIT[1]	1,090,772

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
11,138	PS Business Parks, Inc. - REIT[1]	$1,966,859
68,566	Radian Group, Inc.[1]	1,771,745
12,555	Republic Bancorp, Inc. - Class A1	580,041
34,362	Safehold, Inc. - REIT[1]	1,403,688
32,658	Sculptor Capital Management, Inc.[1]	632,912
42,171	Southern National Bancorp of Virginia, Inc.	671,784
32,073	Walker & Dunlop, Inc.	2,105,272
52,318	Whitestone REIT - REIT[1]	734,545
		24,889,584
	INDUSTRIAL — 25.7%
22,394	Albany International Corp. - Class A	1,873,930
34,952	Atkore International Group, Inc.*	1,458,197
22,000	AZZ, Inc.	837,540
21,239	Boise Cascade Co.	805,383
24,964	Builders FirstSource, Inc.*	634,335
6,335	Comfort Systems USA, Inc.	323,718
16,502	Comtech Telecommunications Corp.	623,611
118,914	Construction Partners, Inc. - Class A*,1	2,354,497
237,804	Costamare, Inc.[2]	1,957,127
25,659	CSW Industrials, Inc.[1]	1,894,404
8,707	DXP Enterprises, Inc.*,1	335,481
20,914	EMCOR Group, Inc.[1]	1,859,882
62,655	Federal Signal Corp.[1]	2,063,856
42,629	Gorman-Rupp Co.[1]	1,577,699
12,370	Heritage-Crystal Clean, Inc.*,1	382,604
20,531	Lawson Products, Inc.*	1,058,578
12,611	LB Foster Co. - Class A*	238,852
25,084	Mueller Industries, Inc.	787,387
5,593	Northwest Pipe Co.*	192,008
4,679	Plexus Corp.*	355,136
20,262	Raven Industries, Inc.	696,405
4,500	Standex International Corp.	347,310
26,111	Teekay Tankers Ltd. - Class A*,2	493,498
8,896	Universal Forest Products, Inc.	441,242
65,774	Universal Logistics Holdings, Inc.[1]	1,311,534

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
15,451	Woodward, Inc.	$1,804,522
		26,708,736
	TECHNOLOGY — 5.8%
91,093	ACM Research, Inc. - Class A*,1	1,257,994
48,800	Alpha & Omega Semiconductor Ltd.*,2	580,232
8,614	Aspen Technology, Inc.*,1	1,080,196
6,217	CACI International, Inc. - Class A*,1	1,487,853
21,843	Progress Software Corp.[1]	917,624
11,304	SPS Commerce, Inc.*,1	636,754
		5,960,653
	UTILITIES — 2.6%
25,970	Otter Tail Corp.	1,276,685
23,525	Unitil Corp.	1,435,966
		2,712,651
	TOTAL COMMON STOCKS
	(Cost $91,168,429)	102,843,031
	SHORT-TERM INVESTMENTS — 16.2%

Units
	COLLATERAL FOR SECURITIES LOANED — 16.2%
16,859,516	Securities Lending Fund II, LLC [3]	16,859,516
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,859,516)	16,859,516
	TOTAL INVESTMENTS — 115.3%
	(Cost $108,027,945)	119,702,547
	Liabilities in Excess of Other Assets — (15.3)%	(15,926,665)
	TOTAL NET ASSETS — 100.0%	$103,775,882

PLC — Public Limited Company
REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $16,466,948 at November 30, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	25.7%
Financial	24.0%
Consumer, Non-cyclical	21.9%
Consumer, Cyclical	14.2%
Technology	5.8%
Utilities	2.6%
Basic Materials	2.0%
Communications	1.5%
Energy	1.4%
Total Common Stocks	99.1%
Short-Term Investments	16.2%
Total Investments	115.3%
Liabilities in Excess of Other Assets	(15.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 95.2%
	BASIC MATERIALS — 4.8%
5,748	Air Products & Chemicals, Inc.[1]	$1,358,425
10,047	Eastman Chemical Co.[1]	787,383
11,413	International Paper Co.[1]	528,878
9,475	LyondellBasell Industries N.V. - Class A2	876,817
18,518	Steel Dynamics, Inc.	624,612
		4,176,115
	COMMUNICATIONS — 8.4%
44,358	AT&T, Inc.[1]	1,658,102
34,883	Cisco Systems, Inc.	1,580,549
11,628	Comcast Corp. - Class A	513,376
18,734	Thomson Reuters Corp.[2]	1,321,684
37,037	Verizon Communications, Inc.	2,231,109
		7,304,820
	CONSUMER, CYCLICAL — 7.3%
89,147	Ford Motor Co.	807,672
11,413	Home Depot, Inc.	2,516,681
24,548	Tapestry, Inc.[1]	660,096
20,118	Walmart, Inc.[1]	2,395,852
		6,380,301
	CONSUMER, NON-CYCLICAL — 22.2%
11,628	AbbVie, Inc.[1]	1,020,124
17,226	Altria Group, Inc.	856,132
4,737	Amgen, Inc.	1,111,869
25,409	Coca-Cola Co.	1,356,841
14,642	Gilead Sciences, Inc.	984,528
15,504	Johnson & Johnson	2,131,645
13,566	Medtronic PLC[2]	1,511,117
18,303	Merck & Co., Inc.	1,595,655
21,964	Mondelez International, Inc. - Class A	1,153,989
13,135	PepsiCo, Inc.	1,784,127
49,095	Pfizer, Inc.	1,891,139
18,088	Philip Morris International, Inc.	1,500,038
19,380	Procter & Gamble Co.	2,365,523
		19,262,727

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 9.5%
16,150	Chevron Corp.	$1,891,650
25,409	Exxon Mobil Corp.[1]	1,731,115
64,168	Kinder Morgan, Inc.[1]	1,258,334
13,566	Phillips 66	1,556,292
11,628	Schlumberger Ltd.[1,2]	420,934
14,427	Valero Energy Corp.	1,377,634
		8,235,959
	FINANCIAL — 29.0%
26,701	Aflac, Inc.	1,464,283
10,336	Ameriprise Financial, Inc.	1,693,760
15,934	Arthur J. Gallagher & Co.	1,486,164
15,736	Bank of America Corp.	524,323
2,799	BlackRock, Inc.	1,385,253
6,932	Citigroup, Inc.	520,732
13,135	Crown Castle International Corp. - REIT	1,755,624
47,157	Huntington Bancshares, Inc.[1]	702,168
19,074	JPMorgan Chase & Co.	2,513,190
60,292	KeyCorp	1,169,062
19,164	Liberty Property Trust - REIT	1,180,886
28,854	MetLife, Inc.	1,440,103
6,460	PNC Financial Services Group, Inc.[1]	989,737
13,781	Prologis, Inc. - REIT	1,261,650
19,164	Prudential Financial, Inc.[1]	1,794,134
34,022	U.S. Bancorp	2,042,341
17,872	Ventas, Inc. - REIT	1,042,116
40,913	Wells Fargo & Co.[1]	2,228,122
		25,193,648
	INDUSTRIAL — 3.4%
8,655	Caterpillar, Inc.[1]	1,252,638
9,259	Emerson Electric Co.	683,870
2,584	Lockheed Martin Corp.[1]	1,010,421
		2,946,929
	TECHNOLOGY — 7.5%
1,723	Broadcom, Inc.	544,830
62,876	HP, Inc.	1,262,550

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
31,869	Intel Corp.[1]	$1,849,995
3,661	International Business Machines Corp.	492,221
15,728	Microsoft Corp.	2,380,905
		6,530,501
	UTILITIES — 3.1%
13,350	American Electric Power Co., Inc.[1]	1,219,523
23,256	Southern Co.[1]	1,441,639
		2,661,162
	TOTAL COMMON STOCKS
	(Cost $70,374,899)	82,692,162
	SHORT-TERM INVESTMENTS — 23.7%

Units
COLLATERAL FOR SECURITIES LOANED — 19.3%
16,747,796	Securities Lending Fund II, LLC [3]	16,747,796

Principal Amount
$3,840,824	UMB Money Market Fiduciary, 0.25% [4]	3,840,824
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,588,620)	20,588,620
	TOTAL INVESTMENTS — 118.9%
	(Cost $90,963,519)	103,280,782
	Liabilities in Excess of Other Assets — (18.9)%	(16,430,475)
	TOTAL NET ASSETS — 100.0%	$86,850,307

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $16,394,884 at November 30, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	29.0%
Consumer, Non-cyclical	22.2%
Energy	9.5%
Communications	8.4%
Technology	7.5%
Consumer, Cyclical	7.3%
Basic Materials	4.8%
Industrial	3.4%
Utilities	3.1%
Total Common Stocks	95.2%
Short-Term Investments	23.7%
Total Investments	118.9%
Liabilities in Excess of Other Assets	(18.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2019

	Zacks All-Cap Core Fund		Zacks Market Neutral Fund
Assets:
Investments, at value (cost $40,046,074 and $7,260,663, respectively)	$50,717,709	[1]	$6,899,467	[2]
Cash deposited with broker for securities sold short	-		7,736,056
Receivables:
Investment securities sold	439,476		-
Fund shares sold	-		-
Dividends and interest	77,345		8,972
Due from Advisor	-		5,707
Securities lending income	1,207		311
Prepaid expenses	7,459		9,139
Total Assets	51,243,196		14,659,652

Liabilities:
Collateral due to broker for securities loaned	9,357,516		1,592,758
Securities sold short, at value (proceeds $0 and $5,304,371, respectively)	-		5,327,584
Payables:
Investment securities purchased	430,843		-
Dividends on securities sold short and interest expense	-		9,099
Due to custodian	-		798,470
Fund shares redeemed	-		-
Advisory fees	20,032		-
Distribution fees (Note 7)	-		228
Auditing fees	18,477		18,329
Fund administration and accounting fees	10,531		12,144
Legal fees	5,495		6,234
Transfer agent fees and expenses	4,562		5,367
Trustees' Deferred Compensation (Note 3)	3,111		3,049
Trustees' fees and expenses	2,641		2,079
Chief Compliance Officer fees	716		1,049
Custody fees	602		3,678
Accrued other expenses	7,225		3,023
Total Liabilities	9,861,751		7,783,091

Net Assets	$41,381,445		$6,876,561

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$27,216,672		$8,323,338
Total distributable earnings (loss)	14,164,773		(1,446,777)
Net Assets	$41,381,445		$6,876,561

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-		$722,430
Shares of beneficial interest issued and outstanding	-		54,743
Offering and redemption price per share	$-		$13.20

Institutional Class:
Net assets applicable to shares outstanding	$41,381,445		$6,154,131
Shares of beneficial interest issued and outstanding	1,535,249		491,781
Offering and redemption price per share	$26.95		$12.51

[1]	Includes securities on loan of $9,160,688 (see Note 2).
[2]	Includes securities on loan of $1,548,133 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of November 30, 2019

	Zacks Small-Cap Core Fund		Zacks Dividend Fund
Assets:
Investments, at value (cost $108,027,945 and $90,963,519, respectively)	$119,702,547	[3]	$103,280,782	[4]
Cash deposited with broker for securities sold short	-		-
Receivables:
Investment securities sold	10,414,319		-
Fund shares sold	15,117		147,595
Dividends and interest	92,034		270,454
Due from Advisor	-		-
Securities lending income	2,407		1,949
Prepaid expenses	6,029		15,487
Total Assets	130,232,453		103,716,267

Liabilities:
Collateral due to broker for securities loaned	16,859,516		16,747,796
Securities sold short, at value (proceeds $0 and $0, respectively)	-		-
Payables:
Investment securities purchased	9,339,288		-
Dividends on securities sold short and interest expense	-		-
Due to custodian	43,421		-
Fund shares redeemed	31,273		1,912
Advisory fees	68,359		47,232
Distribution fees (Note 7)	9,846		14,068
Auditing fees	18,250		18,245
Fund administration and accounting fees	23,403		13,703
Legal fees	3,050		864
Transfer agent fees and expenses	14,227		6,248
Trustees' Deferred Compensation (Note 3)	3,410		3,134
Trustees' fees and expenses	2,382		2,905
Chief Compliance Officer fees	950		606
Custody fees	16,387		2,724
Accrued other expenses	22,809		6,523
Total Liabilities	26,456,571		16,865,960

Net Assets	$103,775,882		$86,850,307

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$97,499,642		$73,598,733
Total distributable earnings	6,276,240		13,251,574
Net Assets	$103,775,882		$86,850,307

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$48,665,698		$70,156,762
Shares of beneficial interest issued and outstanding	1,816,045		3,204,785
Offering and redemption price per share	$26.80		$21.89

Institutional Class:
Net assets applicable to shares outstanding	$55,110,184		$16,693,545
Shares of beneficial interest issued and outstanding	2,019,185		762,742
Offering and redemption price per share	$27.29		$21.89

[3]	Includes securities on loan of $16,466,948 (see Note 2).
[4]	Includes securities on loan of $16,394,884 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2019

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment income:
Dividends (net of foreign withholdings taxes of $133 and $1,720, respectively)	$762,343	$133,527
Interest	1,582	124,954
Securities lending income	4,019	1,575
Total investment income	767,944	260,056

Expenses:
Advisory fees	325,902	109,709
Fund administration and accounting fees	72,857	84,699
Registration fees	31,309	31,667
Transfer agent fees and expenses	20,195	27,311
Auditing fees	18,217	18,217
Legal fees	13,103	7,271
Shareholder reporting fees	11,926	3,865
Custody fees	10,912	17,244
Trustees' fees and expenses	10,302	9,714
Chief Compliance Officer fees	6,006	5,642
Insurance fees	1,685	1,472
Miscellaneous	1,011	5,476
Distribution fees - Investor Class (Note 7)	-	2,700
Dividends on securities sold short	-	108,560
Total expenses	523,425	433,547
Advisory fees waived	(116,092)	(109,709)
Other expenses absorbed	-	(72,948)
Net expenses	407,333	250,890
Net investment income (loss)	360,611	9,166

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,196,681	(1,774,488)
Securities sold short	-	1,054,479
Net realized gain (loss)	3,196,681	(720,009)
Net change in unrealized appreciation/depreciation on:
Investments	1,929,926	878,758
Securities sold short	-	(548,334)
Net change in unrealized appreciation/depreciation	1,929,926	330,424
Net realized and unrealized gain (loss)	5,126,607	(389,585)

Net Increase (Decrease) in Net Assets from Operations	$5,487,218	$(380,419)

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - Continued

For the Year Ended November 30, 2019

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $363 and $3,547, respectively)	$1,245,425	$2,137,046
Interest	387	5,629
Securities lending income	19,786	6,170
Total investment income	1,265,598	2,148,845

Expenses:
Advisory fees	1,051,621	530,769
Fund administration and accounting fees	160,131	95,054
Registration fees	47,809	44,559
Transfer agent fees and expenses	66,999	33,929
Auditing fees	19,068	18,217
Legal fees	19,474	3,142
Shareholder reporting fees	52,144	17,634
Custody fees	52,032	12,498
Trustees' fees and expenses	10,667	10,562
Chief Compliance Officer fees	6,455	6,142
Insurance fees	1,721	1,684
Miscellaneous	7,339	6,185
Distribution fees - Investor Class (Note 7)	153,109	144,781
Dividends on securities sold short	-	-
Total expenses	1,648,569	925,156
Advisory fees waived	(163,403)	(83,742)
Other expenses absorbed	-	-
Net expenses	1,485,166	841,414
Net investment income (loss)	(219,568)	1,307,431

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,066,429)	746,140
Securities sold short	(192)	-
Net realized gain (loss)	(3,066,621)	746,140
Net change in unrealized appreciation/depreciation on:
Investments	9,130,812	6,253,347
Securities sold short	-	-
Net change in unrealized appreciation/depreciation	9,130,812	6,253,347
Net realized and unrealized gain (loss)	6,064,191	6,999,487

Net Increase (Decrease) in Net Assets from Operations	$5,844,623	$8,306,918

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$360,611	$180,645
Net realized gain on investments	3,196,681	3,824,642
Net change in unrealized appreciation/depreciation on investments	1,929,926	(2,358,026)
Net increase in net assets resulting from operations	5,487,218	1,647,261

Distributions to Shareholders:
Distributions:
Institutional Class[1]	(4,029,291)	(2,135,781)
Class C2	-	(1,063,899)
Total distributions to shareholders	(4,029,291)	(3,199,680)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class[1]	14,315,744	11,806,451
Class C2	-	536,877
Class C Shares converted to Insitutional Class	-	10,893,941
Reinvestment of distributions:
Institutional Class[1]	2,436,165	1,648,180
Class C2	-	650,383
Cost of shares redeemed:
Institutional Class[1,3]	(19,437,058)	(9,261,818)
Class C2	-	(12,945,621)
Net increase (decrease) in net assets from capital transactions	(2,685,149)	3,328,393

Total increase (decrease) in net assets	(1,227,222)	1,775,974

Net Assets:
Beginning of period	42,608,667	40,832,693
End of period	$41,381,445	$42,608,667
Capital Share Transactions:
Shares sold:
Institutional Class[1]	593,363	457,045
Class C2	-	23,940
Class C Shares converted to Institutional Class	-	437,275
Shares reinvested:
Institutional Class[1]	108,274	65,901
Class C2	-	29,061
Shares redeemed:
Institutional Class[1]	(812,147)	(361,818)
Class C2	-	(579,249)
Net increase (decrease) in capital share transactions	(110,510)	72,155

[1]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.
[2]	Class C shares converted into Investor Class shares on April 16, 2018.
[3]	Net of redemption fee proceeds of $892 and $2,407, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$9,166	$(155,030)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(720,009)	605,794
Net change in unrealized appreciation/depreciation on investments and securities sold short	330,424	(1,110,255)
Net decrease in net assets resulting from operations	(380,419)	(659,491)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	210,120	160,846
Institutional Class	3,644,331	3,415,269
Cost of shares redeemed:
Investor Class[1]	(1,556,134)	(4,187,268)
Institutional Class[2]	(8,753,428)	(5,119,161)
Net decrease in net assets from capital transactions	(6,455,111)	(5,730,314)

Total decrease in net assets	(6,835,530)	(6,389,805)

Net Assets:
Beginning of period	13,712,091	20,101,896
End of period	$6,876,561	$13,712,091

Capital Share Transactions:
Shares sold:
Investor Class	15,636	11,485
Institutional Class	286,777	255,785
Shares redeemed:
Investor Class	(116,048)	(300,961)
Institutional Class	(692,667)	(388,902)
Net decrease in capital share transactions	(506,302)	(422,593)

[1]	Net of redemption fee proceeds of $1 and $74, respectively.
[2]	Net of redemption fee proceeds of $0 and $475, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(219,568)	$(189,233)
Net realized gain (loss) on investments and securities sold short	(3,066,621)	11,404,902
Net change in unrealized appreciation/depreciation on investments	9,130,812	(18,567,943)
Net increase (decrease) in net assets resulting from operations	5,844,623	(7,352,274)

Distributions to Shareholders:
Distributions:
Investor Class	(9,571,478)	(18,144,327)
Institutional Class	(3,254,042)	(3,166,516)
Total distributions to shareholders	(12,825,520)	(21,310,843)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	5,683,768	49,863,296
Institutional Class	38,609,815	33,886,197
Reinvestment of distributions:
Investor Class	9,105,703	17,134,539
Institutional Class	3,019,437	2,862,667
Cost of shares redeemed:
Investor Class[1]	(67,761,547)	(85,010,193)
Institutional Class[2]	(31,511,602)	(16,077,638)
Net increase (decrease) in net assets from capital transactions	(42,854,426)	2,658,868

Total decrease in net assets	(49,835,323)	(26,004,249)

Net Assets:
Beginning of period	153,611,205	179,615,454
End of period	$103,775,882	$153,611,205

Capital Share Transactions:
Shares sold:
Investor Class	233,489	1,693,589
Institutional Class	1,639,882	1,141,851
Shares reinvested:
Investor Class	389,465	607,608
Institutional Class	127,134	100,304
Shares redeemed:
Investor Class	(2,860,003)	(2,934,125)
Institutional Class	(1,261,877)	(546,852)
Net increase (decrease) in capital share transactions	(1,731,910)	62,375

[1]	Net of redemption fee proceeds of $4,523 and $19,572, respectively.
[2]	Net of redemption fee proceeds of $6,817 and $3,884, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,307,431	$845,485
Net realized gain on investments	746,140	2,392,187
Net change in unrealized appreciation/depreciation on investments	6,253,347	(1,382,337)
Net increase in net assets resulting from operations	8,306,918	1,855,335

Distributions to Shareholders:
Distributions:
Investor Class	(3,200,381)	(1,703,400)
Institutional Class	(230,482)	(11,941)
Total distributions to shareholders	(3,430,863)	(1,715,341)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	26,426,648	15,526,450
Institutional Class	14,866,524	1,348,709
Reinvestment of distributions:
Investor Class	3,155,124	1,679,444
Institutional Class	229,796	8,451
Cost of shares redeemed:
Investor Class[1]	(14,244,200)	(13,219,232)
Institutional Class[2]	(1,142,246)	(37,092)
Net increase in net assets from capital transactions	29,291,646	5,306,730

Total increase in net assets	34,167,701	5,446,724

Net Assets:
Beginning of period	52,682,606	47,235,882
End of period	$86,850,307	$52,682,606

Capital Share Transactions:
Shares sold:
Investor Class	1,304,870	755,624
Institutional Class	733,402	65,215
Shares reinvested:
Investor Class	162,228	82,355
Institutional Class	11,393	413
Shares redeemed:
Investor Class	(712,354)	(650,450)
Institutional Class	(56,902)	(1,781)
Net increase in capital share transactions	1,442,637	251,376

[1]	Net of redemption fee proceeds of $11,977 and $3,254, respectively.
[2]	Net of redemption fee proceeds of $403 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Year Ended November 30, 2019

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(380,419)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(9,868,744)
Sales of long-term investments	15,391,895
Purchases of short-term investments, net	(1,381,468)
Proceeds from securities sold short	10,253,323
Cover short securities	(16,284,743)
Increase in due from advisor receivable	(4,438)
Decrease in interest and dividends receivable	10,536
Decrease in prepaid expenses	1,310
Increase in securities lending income receivable	(311)
Increase in due to custodian	798,470
Increase in collateral due to broker for securities loaned	1,592,758
Decrease in interest and dividends on securities sold short	(6,288)
Decrease in accrued expenses	(2,597)
Litigation proceeds	1,669
Return of capital dividends received	21,018
Net realized loss on investments and securities sold short	720,009
Net change in unrealized appreciation/depreciation	(330,424)
Net cash provided by operating activities:	531,556

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,854,451
Cost of shares redeemed	(10,409,155)
Net cash used for financing activities	(6,554,704)

Net decrease in cash	(6,023,148)

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	13,759,204
Total beginning cash and cash equivalents	13,759,204

Ending cash balance	-
Ending cash held at broker	7,736,056
Total ending cash and cash equivalents	7,736,056

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$25.89	$26.81	$23.50	$23.95	$24.93
Income from Investment Operations:
Net investment income[1]	0.22	0.16	0.07	0.12	0.03
Net realized and unrealized gain	3.21	0.96	4.98	0.74	0.45
Total from investment operations	3.43	1.12	5.05	0.86	0.48

Less Distributions:
From net investment income	(0.10)	-	(0.04)	-	-
From net realized gain	(2.27)	(2.04)	(1.70)	(1.31)	(1.47)
Total distributions	(2.37)	(2.04)	(1.74)	(1.31)	(1.47)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$26.95	$25.89	$26.81	$23.50	$23.95

Total return[3]	15.07%	4.44%	22.93%	3.92%	2.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,381	$42,609	$28,085	$26,832	$39,453

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%	1.44%	1.74%	1.70%	1.68%
After fees waived and expenses absorbed	1.00%	1.17%[4]	1.63%[5]	1.65%	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.60%	0.35%	0.17%	0.51%	0.10%
After fees waived and expenses absorbed	0.88%	0.62%	0.28%	0.56%	0.13%

Portfolio turnover rate	38%	29%	29%	51%	37%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares. Investor shares were re-designated as Insitutional shares on April 16, 2018.
[4]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.
[5]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.65	$14.19	$14.54	$13.78	$13.02
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.16)	(0.26)	(0.36)	(0.40)
Net realized and unrealized gain (loss)	(0.43)	(0.38)	(0.09)	1.12	1.16
Total from investment operations	(0.45)	(0.54)	(0.35)	0.76	0.76

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$13.20	$13.65	$14.19	$14.54	$13.78

Total return[3]	(3.30)%	(3.81)%	(2.41)%	5.52%	5.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$722	$2,118	$6,307	$30,046	$8,435

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.57%	4.33%	4.28%	4.95%	6.79%
After fees waived and expenses absorbed[4]	2.74%	3.19%	3.51%	4.31%	4.65%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.96)%	(2.27)%	(2.58)%	(3.13)%	(5.17)%
After fees waived and expenses absorbed	(0.13)%	(1.13)%	(1.81)%	(2.49)%	(3.03)%

Portfolio turnover rate	145%	152%	156%	179%	180%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.09% for the year ended November 30, 2019. For the prior periods, the ratios would have been lowered by 1.54%, 1.86%, 2.67%, and 3.00%, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.92	$13.38	$13.67	$13.04	$12.42
Income from Investment Operations:
Net investment income (loss) [1]	0.02	(0.12)	(0.21)	(0.42)	(0.48)
Net realized and unrealized gain (loss)	(0.43)	(0.34)	(0.08)	1.05	1.10
Total from investment operations	(0.41)	(0.46)	(0.29)	0.63	0.62

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-
Net asset value, end of period	$12.51	$12.92	$13.38	$13.67	$13.04

Total return[3]	(3.17)%	(3.44)%	(2.12)%	4.83%	4.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,154	$11,594	$13,795	$1,444	$788

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.32%	4.08%	4.03%	5.60%	7.54%
After fees waived and expenses absorbed[4]	2.49%	2.94%	3.26%	4.96%	5.40%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.71)%	(2.02)%	(2.33)%	(3.78)%	(5.92)%
After fees waived and expenses absorbed	0.12%	(0.88)%	(1.56)%	(3.14)%	(3.78)%

Portfolio turnover rate	145%	152%	156%	179%	180%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.09% for the year ended November 30, 2019. For the prior periods, the ratios would have been lowered by 1.54%, 1.86%, 2.67%, and 3.00%, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.49	$32.58	$26.77	$24.21	$23.47
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.05)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	1.79	(1.27)	6.03	2.60	1.88
Total from investment operations	1.71	(1.32)	5.96	2.56	1.82

Less Distributions:
From net realized gain	(2.40)	(3.77)	(0.16)	-	(1.08)
Total distributions	(2.40)	(3.77)	(0.16)	-	(1.08)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	- [2]
Net asset value, end of period	$26.80	$27.49	$32.58	$26.77	$24.21

Total return[3]	7.55%	(4.36)%	22.41%	10.57%	8.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,666	$111,399	$152,663	$99,615	$95,622
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%	1.49%	1.54%	1.68%	1.66%
After fees waived and expenses absorbed	1.39%	1.39%	1.39%	1.43%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.45)%	(0.27)%	(0.39)%	(0.43)%	(0.53)%
After fees waived and expenses absorbed	(0.31)%	(0.17)%	(0.24)%	(0.18)%	(0.26)%

Portfolio turnover rate	114%	129%	162%	147%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.88	$32.92	$26.99	$24.32	$23.50
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	0.02	-	0.02	-
Net realized and unrealized gain (loss)	1.82	(1.29)	6.09	2.63	1.89
Total from investment operations	1.81	(1.27)	6.09	2.65	1.89

Less Distributions:
From net realized gain	(2.40)	(3.77)	(0.16)	-	(1.08)
Total distributions	(2.40)	(3.77)	(0.16)	-	(1.08)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.02	0.01
Net asset value, end of period	$27.29	$27.88	$32.92	$26.99	$24.32

Total return[3]	7.78%	(4.11)%	22.67%	10.98%	8.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,110	$42,212	$26,953	$7,013	$3,142

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%	1.24%	1.29%	1.39%	1.41%
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.20)%	(0.02)%	(0.14)%	(0.14)%	(0.28)%
After fees waived and expenses absorbed	(0.06)%	0.08%	0.01%	0.11%	(0.01)%

Portfolio turnover rate	114%	129%	162%	147%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.87	$20.78	$17.92	$16.69	$17.17
Income from Investment Operations:
Net investment income[1]	0.39	0.36	0.32	0.35	0.30
Net realized and unrealized gain (loss)	1.87	0.48	2.81	1.35	(0.47)
Total from investment operations	2.26	0.84	3.13	1.70	(0.17)

Less Distributions:
From net investment income	(0.37)	(0.34)	(0.27)	(0.31)	(0.28)
From net realized gain	(0.87)	(0.41)	-	(0.16)	(0.03)
Total distributions	(1.24)	(0.75)	(0.27)	(0.47)	(0.31)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.89	$20.87	$20.78	$17.92	$16.69

Total return[3]	11.71%	4.16%	17.58%	10.50%	(0.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,157	$51,121	$47,007	$26,671	$9,796

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	1.58%	1.66%	1.95%	2.78%
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.81%	1.49%	1.30%	1.40%	0.30%
After fees waived and expenses absorbed	1.94%	1.77%	1.66%	2.05%	1.78%

Portfolio turnover rate	13%	25%	18%	15%	29%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,		For the Period January 31, 2017* through November 30,
	2019	2018	2017
Net asset value, beginning of period	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.45	0.41	0.32
Net realized and unrealized gain	1.87	0.48	2.34
Total from investment operations	2.32	0.89	2.66

Less Distributions:
From net investment income	(0.43)	(0.39)	(0.24)
From net realized gain	(0.87)	(0.41)	-
Total distributions	(1.30)	(0.80)	(0.24)

Redemption fee proceeds[1]	-[2]	-	-
Net asset value, end of period	$21.89	$20.87	$20.78

Total return[3]	12.04%	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,694	$1,562	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.18%	1.33%	1.41%[5]
After fees waived and expenses absorbed	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.06%	1.74%	1.60%[5]
After fees waived and expenses absorbed	2.19%	2.02%	1.96%[5]

Portfolio turnover rate	13%	25%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2019

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund and Zacks Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2019 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended November 30, 2016-2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

(f) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.  During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

As of November 30, 2019, the Funds loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$9,160,688	$9,357,516
Market Neutral Fund	$1,548,133	$1,592,758
Small-Cap Core Fund	$16,466,948	$16,859,516
Dividend Fund	$16,394,884	$16,747,796

*	The Funds hold units of Securities Lending Fund II, LLC as collateral on securities loaned. The Securities Lending Fund II, LLC was established for the investment and reinvestment of cash collateral on behalf of the Funds pursuant to BMO’s Securities Lending Program.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. Effective October 1, 2017 (the "Effective Date"), the Advisor has lowered its management fee from 0.90% to 0.80% of the All-Cap Core Fund's average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.65% and 2.40% to 1.55% and 2.30% of the average daily net assets for the All-Cap Core Fund's Investor Class and Class C shares, respectively. Effective April 16, 2018, Class C shares converted to Investor Class shares and the Investor Class shares were re-designated to Institutional Class shares. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.55% to 1.00% of the average daily net assets for the All-Cap Core Fund's Institutional Class Shares. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Market Neutral Fund	1.10%	1.65%	1.40%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

For the year ended November 30, 2019, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$116,092
Market Neutral Fund	109,709
Small-Cap Core Fund	163,403
Dividend Fund	83,742
Total	$472,946

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2020	$42,271	$184,930	$191,268	$134,388
2021	101,261	186,800	168,499	131,557
2022	116,092	182,657	163,403	83,742
Total	$259,624	$554,387	$523,170	$349,687

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2019 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$40,097,678	$1,964,335	$108,057,452	$91,009,535

Gross unrealized appreciation	$11,064,241	$1,016,396	$12,823,701	$14,175,412
Gross unrealized depreciation	(444,209)	(1,408,848)	(1,178,606)	(1,904,165)
Net unrealized appreciation (depreciation) on investments	$10,620,032	$(392,452)	$11,645,095	$12,271,247

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2019 permanent differences in book and tax accounting have been reclassified to paid in capital and total undistributable income/loss as follows:

	Paid-in capital	Total Distributable Earnings (Loss)

All-Cap Core Fund	$(1)	$1
Market Neutral Fund	(88,097)	88,097
Small-Cap Core Fund	1	(1)
Dividend Fund	1	(1)

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

As of November 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$361,544	$-	$262,455	$355,152
Undistributed long-term gains	3,186,308	-	-	628,309
Tax accumulated earnings	3,547,852	-	262,455	983,461

Accumulated capital and other losses	$-	$(1,051,276)	$(5,627,900)	$-

Unrealized appreciation (depreciation) on investments	10,620,032	(392,452)	11,645,095	12,271,247
Unrealized Deferred Compensation	(3,111)	(3,049)	(3,410)	(3,134)

Total accumulated earnings (deficit)	$14,164,773	$(1,446,777)	$6,276,240	$13,251,574

The tax character of distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018 were as follows:

	All-Cap Core Fund		Market Neutral Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$168,697	$444,705	$-	$-
Long-term capital gains	3,860,594	2,754,975	-	-
Total distributions paid	$4,029,291	$3,199,680	$-	$-

	Small-Cap Core Fund		Dividend Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$5,526,896	$11,076,370	$1,221,402	$1,113,946
Long-term capital gains	7,298,624	10,234,473	2,209,461	601,395
Total distributions paid	$12,825,520	$21,310,843	$3,430,863	$1,715,341

At November 30, 2019, the Funds had the following accumulated capital loss carryforwards.

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Not Subject to Expiration	$-	$304,132	$5,627,900	$-
Short-term	-	704,389	-	-
Long-term	$-	$1,008,521	$5,627,900	$-

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2019, the Market Neutral had $42,755 of post-October losses, which are deferred until fiscal year 2020 for tax purposes. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2019 and the year ended November 30, 2018, redemption fees were as follows:

	November 30, 2019	November 30, 2018
All-Cap Core Fund	$892	$2,407
Market Neutral Fund	1	549
Small-Cap Core Fund	11,340	23,456
Dividend Fund	12,380	3,254

Note 6 – Investment Transactions

For the year ended November 30, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$15,172,598	$16,896,433	$-	$-
Market Neutral Fund	9,868,744	15,391,895	10,253,323	16,284,743
Small-Cap Core Fund	134,872,604	190,084,948	99,797	99,989
Dividend Fund	33,888,014	8,067,405	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

With respect to the Zacks All-Cap Core Fund, effective April 16, 2018, the Fund’s Class C Shares were terminated and converted into Investor Class Shares. In addition, the Fund re-designated its Investor Class Shares to Institutional Class Shares. The Fund’s Institutional Class Shares are not subject to a Rule 12b-1 distribution fee. The Rule 12b-1 Plan that was in effect for the Fund’s Investor Class and Class C Shares has been terminated.

For the year ended November 30, 2019, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$41,259,213	$-	$-	$41,259,213
Short-Term Investments	9,458,497	-	-	9,458,497
Total Investments	$50,717,709	$-	$-	$50,717,709

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Market Neutral Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks[1]	$5,306,124	$-	$-	$5,306,124
Rights	-	-	585	585
Short-Term Investments	1,592,758	-	-	1,682,604
Total Assets	$6,898,882	$-	$585	$6,899,467

Liabilities
Securities Sold Short
Common Stocks[1]	$5,302,849	$-	$-	$5,302,849
Exchange Traded Funds	24,735	-	-	24,735
Total Liabilities	$5,327,584	$-	$-	$5,327,584

Small-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$102,843,031	$-	$-	$102,843,031
Short-Term Investments	16,859,516	-	-	16,859,516
Total Investments	$119,702,547	$-	$-	$119,702,547

Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$82,692,162	$-	$-	$82,692,162
Short-Term Investments	20,588,620	-	-	20,588,620
Total Investments	$103,280,782	$-	$-	$103,280,782

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Market Neutral Fund
Beginning balance November 30, 2018	$2,238
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,653)
Net purchases	-
Net sales	-
Balance as of November 30, 2019	$585

The Level 3 investments as of November 30, 2019, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 10 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 12, 2019, to shareholders of record on December 11, 2019 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain		Income
All-Cap Core Fund	Institutional Class	$2.07326	$	None	$0.24928
Small-Cap Core Fund	Investor Class	None		None	0.02652
Small-Cap Core Fund	Institutional Class	None		None	0.10674
Dividend Fund	Investor Class	0.15733		0.03154	0.05485
Dividend Fund	Institutional Class	0.15733		0.03154	0.06817

On January 27, 2019, the Board of Trustees of the Trust has approved a Plan of Liquidation for the Zacks Market Neutral Fund (the “Fund”). The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. In order to perform such liquidation, the Fund is closed to all new investment.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

The Fund will be liquidated on or about February 26, 2020 (the “Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. Redemptions made on or after the date of this Supplement will not be subject to any redemption fee that would otherwise be applicable. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

In anticipation of the liquidation of the Fund, the Advisor may manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Zacks Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2019, the related statements of operations and cash flows (with respect to Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, the results of their operations and cash flows (with respect to Zacks Market Neutral Fund) for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2020

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2019, the All-Cap Core, Small-Cap Core and Dividend Income Funds designate $3,860,594, $7,298,624 and $2,209,461 respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core, Small-Cap Core and Dividend Funds designate income dividends of 100%, 100% and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2019.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2019, 100%, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core, Small-Cap Core and Dividend Funds, respectively.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Investment Managers Series Trust, a registered investment company (includes 57 portfolios), 361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4

Investment Managers Series Trust, a registered investment company (includes 57 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	4	Investment Managers Series Trust, a registered investment company (includes 57 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014).	4	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 18-19, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

•	the Zacks Dividend Fund (the “Dividend Fund”),

•	the Zacks Market Neutral Fund (the “Market Neutral Fund”), and

•	the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2019; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The All-Cap Core Fund’s total return for the one-year period was above the median returns of the Peer Group and the Large Blend Fund Universe and the return of the Russell 3000 Index. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the Index return by 1.13%. The Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Fund Universe median return by 0.42% and the Index return by 1.53%. The Fund’s annualized total return for the ten-year period was the same as the Peer Group median return, but below the Fund Universe median return by 0.97% and the Index return by 2.12%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its risk adjusted returns, as measured by the Sharpe ratio and the Morningstar risk score, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Dividend Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Large Value Fund Universe median returns and the Russell 1000 Value Index returns.

•	The Market Neutral Fund’s annualized total return for the five-year period was above the Peer Group median return and the FTSE 3-Month U.S. Treasury Bill Index return, but below the Market Neutral Fund Universe median return by 0.65%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return by 4.06% and the FTSE Index return by 4.50%. The Fund’s annualized total return for the ten-year period was below the Peer Group median return, the FTSE Index return, and the Fund Universe median return by 0.50%, 0.57%, and 2.73%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 2.66%, the FTSE Index return by 3.36%, and the Fund Universe median return by 4.43%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the three- and ten-year periods was due primarily to poor performance in 2013 and 2017, which created a drag on the Fund’s relative performance and ranking. The Trustees also noted Broadridge’s observation that over the one- and three-year periods, the Fund’s volatility of returns, as measured by its standard deviation, ranked well compared to the Peer Group.

•	The Small-Cap Core Fund’s annualized total return for the five-year period was above the Peer Group and Small Blend Fund Universe median returns and the Russell 2000 Index return. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the Index return by 1.13%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return and the Index return by 1.19% and 2.33%, respectively. The Fund received a four-star rating from Morningstar from 2014 through 2019. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the Index over the one-year period was due to the Fund’s underweight allocation to the energy and materials sectors.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Large Blend Fund Universe medians by 0.05% and 0.15%, respectively. The Trustees noted the Investment Advisor’s prior observations that the Fund has the flexibility to move between capitalization structures and growth and value strategies, which generally requires more work than managing other funds in the Peer Group and Fund Universe. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.18%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Value Fund Universe medians by 0.10% and 0.135%, respectively. The Trustees noted, however, that the Fund’s advisory fee was not in the top quartile of funds in the Peer Group. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.24%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

•	The Market Neutral Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Market Neutral Fund Universe medians. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group and Fund Universe medians.

•	The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was above both the Peer Group and Small Blend Fund Universe medians by 0.05%. The Trustees noted, however, that the Fund’s advisory fee was not in the top quartile of funds in the Peer Group. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group median by 0.04% and the Fund Universe median by 0.11%. The Board considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2019, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Market Neutral Fund; had waived a significant portion of its advisory fee for the All-Cap Core Fund; had waived portions of its advisory fee for the Small-Cap Core Fund and Dividend Fund; and had not realized a profit with respect to the Market Neutral Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All-Cap Core Fund, Small-Cap Core Fund, and Dividend Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/19	11/30/19	6/1/19–11/30/19
Institutional Class	Actual Performance	$1,000.00	$1,137.60	$5.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended November 30, 2019 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/19	11/30/19	6/1/19–11/30/19
Investor Class	Actual Performance	$1,000.00	$992.50	$13.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.87	13.26
Institutional Class	Actual Performance	1,000.00	993.60	11.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.14	12.00

*	Expenses are equal to the Fund’s annualized expense ratio of 2.63% and 2.38% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/19	11/30/19	6/1/19–11/30/19
Investor Class	Actual Performance	$1,000.00	$1,134.20	$7.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.11	7.02
Institutional Class	Actual Performance	1,000.00	1,135.20	6.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/19	11/30/19	6/1/19–11/30/19
Investor Class	Actual Performance	$1,000.00	$1,130.00	$6.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58
Institutional Class	Actual Performance	1,000.00	1,132.00	5.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.80	5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 453-4403.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2019	FYE 11/30/2018
Audit Fees	$ 61,800	$ 61,800
Audit-Related Fees	N/A	N/A
Tax Fees	$ 11,200	$ 11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2019	FYE 11/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2019	FYE 11/30/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/7/20

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	02/7/20